Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of exploration and evaluation assets - continuing operations	$ 37.7	$ 51.5	$ 41.4
Write-off of exploration and evaluation assets - discontinued operations	0.0	1.5	6.1
Borrowing costs capitalised	17.5	22.9	15.1
Carrying value at end of the year	4,259.2	4,892.9
Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	10,560.7	9,566.2
Reclassifications	0.0	(20.5)
Additions for continuing operations	814.2	833.6
Additions for discontinued operations	0.0	6.8
Finance leases capitalised (refer note 33)	96.2	0.0
Reclassification (to)/from assets held for sale	0.0	(43.2)
Borrowing costs capitalised	17.5	22.9
Disposals	(528.7)	(215.1)
Disposal of subsidiary	0.0	(79.1)
Changes in estimates of rehabilitation assets	24.1	8.3
Translation adjustment	(707.7)	480.8
Balance at end of the year	10,276.3	10,560.7	9,566.2
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,667.8	5,041.6
Reclassifications	0.0	(20.5)
Charge for the year continuing operations	668.4	748.1
Charge for the year discontinued operations	0.0	3.5
Impairment and reversal of impairment, net	411.7	(81.3)
Write-off of exploration and evaluation assets - continuing operations	37.7	51.5
Write-off of exploration and evaluation assets - discontinued operations	0.0	1.5
Reclassification (to)/from assets held for sale	0.0	(3.2)
Disposals	(398.2)	(213.1)
Disposal of subsidiary	0.0	(75.8)
Translation adjustment	(370.3)	215.5
Balance at end of the year	6,017.1	5,667.8	5,041.6
Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year	3,680.7	4,253.3
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	9,886.4	8,929.4
Reclassifications	10.4	1.8
Additions for continuing operations	800.2	833.3
Additions for discontinued operations	0.0	6.8
Finance leases capitalised (refer note 33)	96.2	0.0
Reclassification (to)/from assets held for sale	0.0	(43.2)
Borrowing costs capitalised	17.5	22.9
Disposals	(494.6)	(202.5)
Disposal of subsidiary	0.0	(77.7)
Changes in estimates of rehabilitation assets	0.0	0.0
Translation adjustment	(653.8)	415.6
Balance at end of the year	9,662.3	9,886.4	8,929.4
Mine development infrastructure and other assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	5,633.1	5,014.8
Reclassifications	0.0	(20.5)
Charge for the year continuing operations	658.3	732.4
Charge for the year discontinued operations	0.0	3.3
Impairment and reversal of impairment, net	411.7	(78.4)
Write-off of exploration and evaluation assets - continuing operations	37.7	51.5
Write-off of exploration and evaluation assets - discontinued operations	0.0	1.5
Reclassification (to)/from assets held for sale	0.0	(3.2)
Disposals	(391.6)	(200.9)
Disposal of subsidiary	0.0	(74.5)
Translation adjustment	(367.6)	207.1
Balance at end of the year	5,981.6	5,633.1	5,014.8
Land mineral rights and rehabilitation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year	578.5	639.6
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	674.3	636.8
Reclassifications	(10.4)	(22.3)
Additions for continuing operations	14.0	0.3
Additions for discontinued operations	0.0	0.0
Finance leases capitalised (refer note 33)	0.0	0.0
Reclassification (to)/from assets held for sale	0.0	0.0
Borrowing costs capitalised	0.0	0.0
Disposals	(34.1)	(12.6)
Disposal of subsidiary	0.0	(1.4)
Changes in estimates of rehabilitation assets	24.1	8.3
Translation adjustment	(53.9)	65.2
Balance at end of the year	614.0	674.3	636.8
Land mineral rights and rehabilitation assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	34.7	26.8
Reclassifications	0.0	0.0
Charge for the year continuing operations	10.1	15.7
Charge for the year discontinued operations	0.0	0.2
Impairment and reversal of impairment, net	0.0	(2.9)
Write-off of exploration and evaluation assets - continuing operations	0.0	0.0
Write-off of exploration and evaluation assets - discontinued operations	0.0	0.0
Reclassification (to)/from assets held for sale	0.0	0.0
Disposals	(6.6)	(12.2)
Disposal of subsidiary	0.0	(1.3)
Translation adjustment	(2.7)	8.4
Balance at end of the year	$ 35.5	$ 34.7	$ 26.8